ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses	$ 390,138	$ 233,842
North West Parks Board	1,177,050	1,049,515
Other taxation payable	33,314	104,368
VAT	48,493	28,271
Derivative liability	250,000	250,000
Sundry payables	165,307	144,226
Total	$ 2,064,302	$ 1,810,222